Basic and diluted earnings (loss) per share	6 Months Ended
Jun. 30, 2020
Basic and diluted earnings (loss) per share
Basic and diluted earnings (loss) per share

8.  Basic and diluted earnings (loss) per share

The basic and diluted earnings (loss) per share are presented below:

	Three-month period ended June 30,		Six-month period ended June 30,
	2020	2019	2020	2019
Net income (loss) attributable to Vale's stockholders:
Net income (loss)	995	(133)	1,234	(1,775)
Thousands of shares
Weighted average number of shares outstanding - common shares	5,129,911	5,181,771	5,129,254	5,181,092

Basic and diluted earnings (loss) per share:
Common share (US$)	0.19	(0.03)	0.24	(0.34)

The Company does not have potential outstanding shares or other instruments with dilutive effect on the earnings per share computation.